Other Assets - Narrative (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2017 USD ($) property	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) property	Dec. 31, 2015 USD ($)
Schedule of Investments [Line Items]
Number of real estate properties classified as held-for-sale | property	74		391
Investments in debt securities, net	$ 230,498,000		$ 209,337,000	$ 193,045,000
Repayment proceeds from retained debt securities	30,916,000	$ 0
Held-to-maturity securities, unrecognized holding gain			0	0
Held-to-maturity securities, unrecognized holding loss			0	0
Other than temporary impairment recognized in other comprehensive income	0		0	0
Allowance for doubtful accounts receivable	1,359,000		1,183,000	$ 1,139,000
Debt issuance costs, line of credit arrangements incurred	9,673,000
Residential Mortgage Backed Securities | Class G Certificates
Schedule of Investments [Line Items]
Investments in debt securities, net	193,045,000		193,045,000
Residential Mortgage Backed Securities | Class F Certificates
Schedule of Investments [Line Items]
Investments in debt securities, net			16,423,000
Marketable securities, unamortized discount	33,000		$ 131,000
Residential Mortgage Backed Securities | Class B Certificates
Schedule of Investments [Line Items]
Investments in debt securities, net	55,500,000
Marketable securities, unamortized discount	$ 3,521,000
Minimum
Schedule of Investments [Line Items]
Lessor leasing arrangements, operating leases, term of contract	12 months		12 months
Minimum | Residential Mortgage Backed Securities | Class F Certificates
Schedule of Investments [Line Items]
Marketable securities, expected maturity term	3 months		6 months
Minimum | Residential Mortgage Backed Securities | Class B Certificates
Schedule of Investments [Line Items]
Marketable securities, expected maturity term	10 years
Maximum | Residential Mortgage Backed Securities | Class G Certificates
Schedule of Investments [Line Items]
Marketable securities, expected maturity term	14 months		15 months